Income Tax Benefits / (Expenses) - Summary of Effective Tax Rate (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Effective Income Tax Rate [line Items]
Loss before tax	€ (71,954)	€ (68,970)	€ (239,880)	€ (72,121)	€ (137,260)
Total income tax (expenses) / benefits	€ (271)	€ 256	€ 129	€ (4,331)	€ 1,603
Effective tax rate	(0.38%)	0.37%	0.05%	(6.01%)	1.17%